Federated Hermes Pennsylvania Municipal Income Fund Investment Objectives and Goals - Federated Hermes Pennsylvania Municipal Income Fund	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities.